Right-of-use assets, long-term financial assets and lease liabilities (Details) - CHF (SFr) SFr in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Right-of-use assets and lease liabilities:
Additions and remeasurements			SFr 0
Right-of-use of leased assets:
Balance, beginning of period			2,914
Depreciation	SFr (142)	SFr (141)	(423)	SFr (367)
Balance, end of period	SFr 2,491		2,491
Variable lease payments that are not included in the measurement of lease obligations			SFr 0
Buildings
Right-of-use assets and lease liabilities:
Weighted average incremental borrowing rate	2.50%		2.50%
Right-of-use of leased assets:
Balance, beginning of period			SFr 2,776
Depreciation			(395)
Balance, end of period	SFr 2,381		SFr 2,381
Office Equipment
Right-of-use assets and lease liabilities:
Weighted average incremental borrowing rate	5.30%		5.30%
Right-of-use of leased assets:
Balance, beginning of period			SFr 98
Depreciation			(17)
Balance, end of period	SFr 81		SFr 81
IT Equipment
Right-of-use assets and lease liabilities:
Weighted average incremental borrowing rate	2.60%		2.60%
Right-of-use of leased assets:
Balance, beginning of period			SFr 40
Depreciation			(11)
Balance, end of period	SFr 29		SFr 29